THE
NORTH
CAROLINA
CAPITAL MANAGEMENT TRUST

CASH PORTFOLIO
TERM PORTFOLIO

SEMIANNUAL REPORT
DECEMBER 31, 1998

NC-SANN-0299 70554
1.540079.101

CONTENTS


THE NORTH CAROLINA CAPITAL
MANAGEMENT TRUST:

CASH PORTFOLIO:

 PERFORMANCE                3   How the fund has done over
                                time.

 FUND TALK                  5   The manager's review of the
                                fund's performance,
                                strategy,  and outlook.

 INVESTMENTS                7   A complete list of the fund's
                                investments.

 FINANCIAL STATEMENTS       10  Statements of assets and
                                liabilities, operations, and
                                changes in net assets, as
                                well as financial highlights.

TERM PORTFOLIO:

 PERFORMANCE                14  How the fund has done over
                                time.

 FUND TALK                  17  The manager's review of the
                                fund's performance,
                                strategy,  and outlook.

 INVESTMENTS                18  A complete list of the fund's
                                investments with their
                                market values.

 FINANCIAL STATEMENTS       19  Statements of assets and
                                liabilities, operations, and
                                changes in net assets, as
                                well as financial highlights.

NOTES                       23  Notes to the financial
                                statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION NOR STERLING CAPITAL DISTRIBUTORS, INC. IS A BANK.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Cash Portfolio           2.64%          5.39%        28.53%        71.30%

All Taxable Money Market         2.45%          5.04%        26.87%        67.15%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 887 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Cash Portfolio             5.39%        5.15%         5.53%

All Taxable Money Market           5.04%        4.88%         5.31%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                          12/29/98  9/29/98  6/30/98  3/31/98  12/29/97



 NCCMT - Cash Portfolio   4.97%     5.29%    5.33%    5.33%    5.48%



All Taxable Money Market  4.53%     4.93%    5.04%    5.05%    5.12%
Funds Average



                          12/30/98  9/30/98  7/1/98   4/1/98   12/31/97



 MMDA                     2.23%     2.51%    2.51%    2.53%    2.60%


Row: 1, Col: 1, Value: 4.97
Row: 1, Col: 2, Value: 4.53
Row: 1, Col: 3, Value: 2.23
Row: 2, Col: 1, Value: 5.29
Row: 2, Col: 2, Value: 4.93
Row: 2, Col: 3, Value: 2.51
Row: 3, Col: 1, Value: 5.33
Row: 3, Col: 2, Value: 5.04
Row: 3, Col: 3, Value: 2.51
Row: 4, Col: 1, Value: 5.33
Row: 4, Col: 2, Value: 5.05
Row: 4, Col: 3, Value: 2.53
Row: 5, Col: 1, Value: 5.48
Row: 5, Col: 2, Value: 5.12
Row: 5, Col: 3, Value: 2.6
6% -
5% -
4% -
3% -
2% -
1% -
0%
Cash Portfolio

All Taxable Money
Market Funds Average

MMDA

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the average bank money market deposit account (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS
WILL VARY, AND REFLECT PAST RESULTS RATHER THAN
PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



Robert Duby, Portfolio Manager of The North Carolina Capital
Management Trust: Cash Portfolio

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE IN THE LAST SIX
MONTHS OF 1998?

A. The period started with positive consumer and market sentiment at record-high levels, as economic data exhibited robust strength, unemployment was at record-low levels and inflation remained non-existent. This backdrop continued through the first part of the third quarter of 1998, with the stock market marching upward in July. Market observers expected the Federal Reserve Board might have to "tap the brakes" to slow the economy and head off inflation by raising short-term interest rates. But then, turmoil in foreign markets arose, creating a very challenging environment in the money market area through the rest of the year, with wide fluctuations in both money market yields and market sentiment. The downturn began when Russia defaulted on some of its debt in August, helping spark additional chaos in other emerging markets. Investors around the world became "risk averse," worrying more about getting their capital back than receiving a high yield on their investments. The news worsened with the near-collapse of Long-Term Capital Management, a huge hedge fund in the U.S., which required a subsequent infusion of about $3.5 billion of private capital in order to avoid destabilizing already-shaky markets in the U.S. and abroad.

Q. WHAT WAS THE FED'S RESPONSE TO THESE EVENTS?

A. The Fed instituted the first of three separate 0.25 percentage point cuts to the rate banks charge each other for overnight loans - known as the fed funds target rate - on September 29. In lowering that rate from 5.50% to 5.25%, the Fed announced that "the action was taken to cushion the effects on prospective economic growth in the United States of increasing weakness in foreign economies and of less accommodative financial conditions domestically." The market was disappointed that the move was only 0.25 percentage points and not 0.50, but short-term interest rates fell and immediately began to price in further decreases. The second cut, implemented on October 15 between meetings of the Fed's Open Market Committee, was unexpected and surprising, and turned out to be the needed medicine to stabilize a nervous market. A final so-called "insurance cut" - implemented to reduce the downside risk remaining in global markets - occurred at the end of November when the fed funds rate target was lowered to 4.75%. Since then, stability has returned in the most part to our market as we began the new year. The difference between the yields offered by Treasuries versus other securities - which had become quite wide as nervous investors fled to the safety offered by U.S. Treasury securities - narrowed to more appropriate levels, and market sentiment returned to a more balanced feeling. Domestic growth continued to exceed expectations, even with a sharp slowdown on the manufacturing side. Consumer confidence improved from lower levels in the fourth quarter, with the stock market's strong performance at year-end helping to boost those feelings.

Q. WHAT KIND OF STRATEGY DID YOU PURSUE AS ALL OF THIS WAS UNFOLDING? HOW DID THE FUND PERFORM?

A. My investment strategy for the fund was similar to past strategies:
I lengthened the fund's average maturity on market weakness and shortened it on market strength. A cautious approach was followed during the first part of the fourth quarter as the market turmoil in both foreign and domestic markets unfolded. The portfolio's average maturity was held in the 45- to 50-day range, as I concentrated new investments in the one- to three-month area. U.S. government agency holdings in the fund increased from 3% at the end of June to approximately 21% at the end of the period. As market sentiment improved, the portfolio was lengthened somewhat to take advantage of the year-end "window dressing" pressures - when increased demand by banks and other institutions causes rates to rise - by purchasing longer investments. In terms of performance, the fund's seven-day yield on December 31, 1998, was 4.98%, compared to 5.33% six months ago. Through December 31, 1998, the fund's six-month total return was 2.64%, compared to 2.45% for the all taxable money market funds average tracked by IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK FOR THE BEGINNING OF 1999?

A. My current interest-rate outlook is for no change in Fed monetary policy over the next few months. However, my bias has switched from the possibility of an interest-rate cut to a more neutral stance. The strength of the domestic economy continues to surprise market participants, and members of the Fed Open Market Committee have recently suggested that their bias could be changed to one favoring an interest-rate increase - to slow growth and head off inflation - should the economy continue to exceed expectations. The portfolio will be positioned appropriately. That is, I will allow its maturity to shorten somewhat should the strength continue, so that I can purchase higher-yielding securities should interest rates rise. The current thinking at the Federal Reserve is that the downside risks to the economic outlook no longer predominate and that the upside risks deserve equal weight.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE ANNUAL REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS

GOAL: seeks to obtain high current income consistent with the preservation of capital and liquidity, and to maintain a constant net asset value per share of $1.00

START DATE: September 2, 1982

SIZE: as of December 31, 1998, more than $3.1 billion

MANAGER: Robert Duby, since 1998; joined
Fidelity in 1982
(checkmark)

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMERCIAL PAPER (A) - 75.9%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

AC Acquisition Holding Co.

3/12/99                           5.12%                       $ 5,000,000                       $ 4,950,903

3/17/99                           5.18                         20,000,000                        19,787,500

American General Finance Corp.

2/17/99                           5.29                         50,000,000                        49,659,250

Asset Securitization Coop.
Corp.

2/10/99                           5.36                         5,000,000                         4,970,556

2/16/99                           5.43                         14,000,000                        13,904,294

2/17/99                           5.35                         10,000,000                        9,931,197

3/15/99                           5.28                         10,000,000                        9,894,556

4/14/99                           5.17                         10,000,000                        9,854,656

4/15/99                           5.14                         5,000,000                         4,927,056

4/15/99                           5.17                         5,000,000                         4,926,622

Associates Corp. of North
America

1/25/99                           5.52                         40,000,000                        39,856,000

1/26/99                           5.52                         25,000,000                        24,906,250

3/24/99                           5.00                         30,000,000                        29,665,167

4/15/99                           4.93                         25,000,000                        24,652,611

Associates First Capital Corp.

3/23/99                           5.15                         10,000,000                        9,885,700

AVCO Financial Services, Inc.

2/16/99                           5.29                         8,415,000                         8,358,549

2/23/99                           5.32                         27,000,000                        26,791,710

2/24/99                           5.32                         10,000,000                        9,921,400

3/8/99                            5.20                         7,000,000                         6,934,165

3/15/99                           5.15                         38,000,000                        37,608,558

3/30/99                           5.19                         10,000,000                        9,874,844

Bank One Corp.

3/22/99                           5.09                         10,000,000                        9,888,889

BankAmerica Corp.

3/10/99                           5.26                         10,000,000                        9,902,344

3/18/99                           5.22                         60,000,000                        59,350,200

4/7/99                            5.14                         15,000,000                        14,798,000

Bear Stearns Companies, Inc.

2/10/99                           5.34                         40,000,000                        39,766,222

3/11/99                           5.40                         5,000,000                         4,949,113

3/15/99                           5.40                         5,000,000                         4,946,264



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Chase Manhattan Corp.

3/11/99                           5.26%                       $ 10,000,000                      $ 9,900,908

Chrysler Financial LLC

2/24/99                           5.30                         5,000,000                         4,960,625

3/15/99                           5.15                         15,000,000                        14,845,483

CIESCO L.P.

2/4/99                            5.45                         75,000,000                        74,616,083

2/11/99                           5.35                         75,000,000                        74,545,583

CIT Group, Inc.

2/4/99                            5.50                         25,000,000                        24,872,972

2/9/99                            5.32                         10,000,000                        9,943,125

4/5/99                            5.08                         5,000,000                         4,934,722

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

2/5/99                            5.41                         10,000,000                        9,947,986

2/9/99                            5.37                         3,000,000                         2,982,775

2/9/99                            5.48                         5,000,000                         4,970,750

2/16/99                           5.43                         7,000,000                         6,952,147

2/17/99                           5.43                         4,000,000                         3,972,061

3/3/99                            5.27                         3,000,000                         2,973,567

3/4/99                            5.27                         10,000,000                        9,910,444

Commercial Credit Group, Inc.

2/16/99                           5.25                         25,000,000                        24,833,889

Delaware Funding Corp.

1/19/99                           5.30                         25,231,000                        25,164,769

2/2/99                            5.52                         5,038,000                         5,013,459

2/5/99                            5.29                         21,686,000                        21,575,311

2/24/99                           5.25                         7,000,000                         6,945,400

Enterprise Funding Corp.

1/15/99                           5.46                         6,000,000                         5,987,400

1/15/99                           5.48                         15,756,000                        15,722,606

1/29/99                           5.42                         40,000,000                        39,832,622

2/12/99                           5.39                         5,000,000                         4,968,908

2/12/99                           5.50                         15,671,000                        15,571,816

2/24/99                           5.42                         10,000,000                        9,919,750

2/26/99                           5.30                         10,613,000                        10,526,327

3/9/99                            5.27                         11,000,000                        10,893,544

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Falcon Asset Securitization

1/20/99                           5.73%                       $ 6,570,000                       $ 6,550,235

2/16/99                           5.30                         10,000,000                        9,932,917

2/22/99                           5.35                         9,000,000                         8,931,100

Fleet Funding Corp.

1/14/99                           5.47                         35,000,000                        34,931,244

1/28/99                           5.42                         18,491,000                        18,416,389

1/29/99                           5.44                         17,000,000                        16,928,600

Ford Motor Credit Co.

2/1/99                            5.61                         10,000,000                        9,952,983

2/5/99                            5.26                         25,000,000                        24,873,368

General Electric Capital Corp.

2/1/99                            5.62                         5,000,000                         4,976,449

2/9/99                            5.27                         20,000,000                        19,887,333

2/10/99                           5.11                         45,000,000                        44,748,500

3/4/99                            5.13                         10,000,000                        9,912,683

3/16/99                           5.24                         40,000,000                        39,576,556

3/22/99                           5.21                         30,000,000                        29,658,667

General Electric Capital
Services, Inc.

3/17/99                           5.00                         25,000,000                        24,744,792

General Electric Co.

1/21/99                           5.10                         125,000,000                       124,650,696

General Motors Acceptance Corp.

1/26/99                           5.67                         20,000,000                        19,923,611

1/28/99                           5.14                         50,000,000                        49,810,250

2/9/99                            5.25                         35,000,000                        34,803,592

2/10/99                           5.30                         15,000,000                        14,912,833

3/17/99                           5.23                         30,000,000                        29,678,750

Goldman Sachs Group L.P. (The)

2/9/99                            5.33                         75,000,000                        74,573,031

2/16/99                           5.38                         20,000,000                        19,864,556

3/11/99                           5.34                         45,000,000                        44,547,188

Kitty Hawk Funding Corp.

1/20/99                           5.54                         16,000,000                        15,953,471

1/22/99                           5.53                         5,000,000                         4,983,988

2/2/99                            5.34                         5,000,000                         4,976,444

2/2/99                            5.42                         4,564,000                         4,542,296

2/5/99                            5.34                         5,000,000                         4,974,236



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

2/18/99                           5.35%                       $ 4,000,000                       $ 3,971,840

2/22/99                           5.37                         2,000,000                         1,984,689

2/26/99                           5.43                         2,000,000                         1,983,324

2/26/99                           5.48                         36,877,000                        36,567,233

3/1/99                            5.32                         3,000,000                         2,974,188

3/1/99                            5.36                         2,007,000                         1,989,600

3/10/99                           5.24                         5,000,000                         4,951,172

3/11/99                           5.22                         5,000,000                         4,950,646

Morgan (JP) & Co., Inc.

3/25/99                           5.12                         50,000,000                        49,419,000

4/12/99                           5.09                         10,000,000                        9,859,722

Morgan Stanley, Dean Witter &
Co.

1/21/99                           5.22                         50,000,000                        49,856,944

2/11/99                           5.42                         10,000,000                        9,939,183

2/12/99                           5.40                         5,000,000                         4,968,908

National Rural Utility Coop.
Finance Corp.

3/9/99                            5.18                         11,129,000                        11,022,953

New Center Asset Trust

1/29/99                           5.13                         50,000,000                        49,803,417

2/11/99                           5.17                         60,000,000                        59,649,450

3/17/99                           5.23                         25,000,000                        24,732,292

3/17/99                           5.24                         5,000,000                         4,946,354

Norwest Financial, Inc.

3/4/99                            5.31                         10,000,000                        9,909,928

3/22/99                           5.17                         10,000,000                        9,886,667

Preferred Receivables Funding
Corp.

1/22/99                           5.58                         17,154,000                        17,098,464

2/9/99                            5.36                         7,000,000                         6,959,808

2/10/99                           5.30                         6,100,000                         6,064,417

2/10/99                           5.42                         9,000,000                         8,946,500

2/11/99                           5.46                         2,275,000                         2,261,009

2/16/99                           5.46                         5,000,000                         4,965,500

2/16/99                           5.50                         9,950,000                         9,881,091

2/17/99                           5.30                         12,062,000                        11,979,325

2/18/99                           5.27                         25,000,000                        24,826,000

2/19/99                           5.30                         5,000,000                         4,964,271

2/22/99                           5.36                         6,000,000                         5,954,067

3/1/99                            5.22                         6,000,000                         5,949,162

3/3/99                            5.21                         5,000,000                         4,956,368

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

Salomon Smith Barney
Holdings, Inc.

1/25/99                           5.27%                       $ 16,000,000                      $ 15,944,533

3/1/99                            5.25                         8,000,000                         7,932,347

3/15/99                           5.26                         5,000,000                         4,947,481

3/22/99                           5.25                         5,000,000                         4,942,722

Southern Co.

2/5/99                            5.28                         5,000,000                         4,974,576

2/9/99                            5.33                         50,000,000                        49,715,083

2/11/99                           5.33                         25,000,000                        24,850,236

2/18/99                           5.22                         15,000,000                        14,896,600

Transamerica Finance Corp.

1/25/99                           5.60                         20,000,000                        19,927,067

4/6/99                            5.15                         20,000,000                        19,731,889

Triple A One Funding Corp.

1/15/99                           5.62                         7,000,000                         6,984,783

1/20/99                           5.63                         30,000,000                        29,911,333

1/21/99                           5.78                         15,000,000                        14,952,083

TOTAL COMMERCIAL PAPER                                                                           2,402,248,591

FEDERAL AGENCIES - 20.8%



FANNIE MAE - 3.9%

Discount Notes - 3.9%

2/25/99                           5.30                         24,575,000                        24,380,516

3/3/99                            5.07                         50,000,000                        49,576,304

3/5/99                            5.07                         25,000,000                        24,781,250

3/15/99                           4.98                         25,000,000                        24,751,597

                                                                                                 123,489,667

FEDERAL HOME LOAN BANK - 1.8%

Discount Notes - 1.8%

1/13/99                           4.91                         34,000,000                        33,945,033

2/16/99                           5.04                         25,000,000                        24,841,875

                                                                                                 58,786,908

FREDDIE MAC - 15.1%

Discount Notes - 15.1%

1/12/99                           4.91                         50,000,000                        49,925,903

1/25/99                           5.21                         50,000,000                        49,829,333



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

1/25/99                           5.23%                       $ 25,000,000                      $ 24,914,333

2/2/99                            5.27                         50,000,000                        49,770,222

2/22/99                           5.30                         25,000,000                        24,812,944

2/26/99                           5.04                         85,000,000                        84,343,517

3/9/99                            5.05                         50,000,000                        49,535,653

3/9/99                            5.06                         15,000,000                        14,860,556

3/12/99                           5.00                         50,000,000                        49,521,181

3/23/99                           5.06                         40,000,000                        39,550,000

3/29/99                           5.06                         40,000,000                        39,516,667

                                                                                                 476,580,309

TOTAL FEDERAL AGENCIES                                                                           658,856,884


REPURCHASE AGREEMENTS - 3.3%

                                                                MATURITY AMOUNT

In a joint trading account                                    $ 103,553,774                      103,498,000
(U.S. Treasury Obligations)
dated 12/31/98 due 1/4/99 At
4.85%

TOTAL INVESTMENT IN                                                                            $ 3,164,603,475
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                             $ 3,164,603,475


LEGEND
(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

INCOME TAX INFORMATION

At June 30, 1998, the fund had a capital loss carryforward of approximately $55,000 of which $49,000 and $6,000 will expire on June 30, 2002 and 2004, respectively.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1998 (UNAUDITED)

ASSETS

Investment in securities,                $ 3,164,603,475
at value (including
repurchase agreements of
$103,498,000) -  See
accompanying schedule

Cash                                             256,463

Receivable for fund shares                       728,513
sold

Interest receivable                               13,949

TOTAL ASSETS                               3,165,602,400

LIABILITIES

Distributions payable        $ 1,890,736

Accrued management fee           819,634

Deferred trustees'               388,066
compensation

TOTAL LIABILITIES                              3,098,436

NET ASSETS                               $ 3,162,503,964

Net Assets consist of:

Paid in capital                          $ 3,162,496,868

Accumulated net realized                           7,096
gain (loss) on investments

NET ASSETS, for                          $ 3,162,503,964
3,162,470,904 shares
outstanding

NET ASSET VALUE,                                   $1.00
offering price and
redemption price per share
($3,162,503,964 (divided by)
3,162,470,904 shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED DECEMBER
                                   31, 1998 (UNAUDITED)

INTEREST INCOME                            $ 77,192,780

EXPENSES

Management fee              $ 4,467,973

Non-interested trustees'         72,104
compensation

 Total expenses before        4,540,077
reductions

 Expense reductions             (2,631)       4,537,446

NET INTEREST INCOME                          72,655,334

NET REALIZED GAIN                                61,820
(LOSS) ON INVESTMENTS

NET INCREASE IN NET                        $ 72,717,154
ASSETS RESULTING FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                               SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED  JUNE 30, 1998
                               1998 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest        $ 72,655,334                   $ 131,344,483
income

 Net realized gain (loss)        61,820                         3,799

NET INCREASE                     72,717,154                     131,348,282
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

Distributions to                 (72,655,334)                   (131,344,483)
shareholders from net
interest income

Share transactions at net        4,529,920,869                  7,892,756,579
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  61,322,959                     112,412,218
distributions from net
interest income

 Cost of shares redeemed          (3,909,227,148)                (7,508,671,816)

NET INCREASE                      682,016,680                    496,496,981
(DECREASE) IN NET ASSETS AND
SHARES RESULTING FROM SHARE
TRANSACTIONS

TOTAL INCREASE                     682,078,500                    496,500,780
(DECREASE) IN NET ASSETS

NET ASSETS

 Beginning of period               2,480,425,464                  1,983,924,684

 End of period                   $ 3,162,503,964                $ 2,480,425,464



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                                 1998

                                 (UNAUDITED)                    1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000                        $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .026                           .053                  .051     .053     .052     .031
Operations Net interest
income

Less Distributions

 From net interest income         (.026)                         (.053)                (.051)   (.053)   (.052)   (.031)

Net asset value, end of          $ 1.000                        $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B                    2.64%                          5.47%                 5.25%    5.43%    5.28%    3.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,163                        $ 2,480               $ 1,984  $ 1,740  $ 1,589  $ 1,221
(in millions)

Ratio of expenses to              .32% A                         .34%                  .35%     .36%     .39%     .39%
average net assets

Ratio of net interest             5.17% A                        5.34%                 5.13%    5.27%    5.22%    3.05%
income to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Term Portfolio           3.04%          5.80%        29.53%        80.38%

LB 1-Year US Treasury            2.94%          5.84%        31.79%        85.32%

Short US Government Funds        3.11%          5.83%        27.88%        88.79%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-Year U.S. Treasury Index - a one security index which at the beginning of each month selects the Treasury maturing closest to but not beyond one year from that date. To measure how the fund's performance stacked up against its peers, you can compare it to the short U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Term Portfolio           5.80%        5.31%         6.08%

LB 1-Year US Treasury            5.84%        5.68%         6.36%

Short US Government Funds        5.83%        5.03%         6.52%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             NCCMT-Term Portfolio        LB 1-Year Treasury Index
             00620                       LB068
  1988/12/31      10000.00                    10000.00
  1989/01/31      10071.79                    10077.75
  1989/02/28      10119.98                    10119.27
  1989/03/31      10176.13                    10176.70
  1989/04/30      10283.42                    10300.83
  1989/05/31      10382.73                    10405.97
  1989/06/30      10502.10                    10553.96
  1989/07/31      10611.93                    10671.91
  1989/08/31      10634.47                    10715.64
  1989/09/30      10699.67                    10731.99
  1989/10/31      10811.12                    10867.16
  1989/11/30      10887.05                    10956.40
  1989/12/31      10953.46                    11017.36
  1990/01/31      10997.71                    11060.65
  1990/02/28      11056.56                    11126.92
  1990/03/31      11121.30                    11182.58
  1990/04/30      11171.97                    11239.56
  1990/05/31      11282.98                    11355.30
  1990/06/30      11357.65                    11455.14
  1990/07/31      11470.37                    11564.25
  1990/08/31      11524.71                    11632.28
  1990/09/30      11600.14                    11716.22
  1990/10/31      11701.94                    11816.94
  1990/11/30      11800.76                    11903.08
  1990/12/31      11914.90                    12031.63
  1991/01/31      12005.35                    12125.28
  1991/02/28      12088.36                    12198.17
  1991/03/31      12149.94                    12283.43
  1991/04/30      12244.39                    12368.25
  1991/05/31      12303.28                    12420.37
  1991/06/30      12360.71                    12463.67
  1991/07/31      12432.60                    12548.48
  1991/08/31      12541.25                    12660.25
  1991/09/30      12621.11                    12753.90
  1991/10/31      12701.25                    12847.11
  1991/11/30      12792.10                    12947.39
  1991/12/31      12922.67                    13064.89
  1992/01/31      12955.10                    13094.93
  1992/02/29      12994.44                    13124.97
  1992/03/31      12999.14                    13147.50
  1992/04/30      13095.28                    13218.62
  1992/05/31      13162.14                    13274.73
  1992/06/30      13208.16                    13343.20
  1992/07/31      13247.78                    13439.50
  1992/08/31      13326.87                    13499.58
  1992/09/30      13405.04                    13587.05
  1992/10/31      13312.63                    13558.78
  1992/11/30      13272.66                    13520.78
  1992/12/31      13382.48                    13550.82
  1993/01/31      13520.20                    13618.41
  1993/02/28      13571.17                    13662.15
  1993/03/31      13607.69                    13704.55
  1993/04/30      13655.35                    13751.38
  1993/05/31      13661.39                    13751.38
  1993/06/30      13707.34                    13816.76
  1993/07/31      13747.00                    13853.43
  1993/08/31      13797.28                    13916.60
  1993/09/30      13831.66                    13956.80
  1993/10/31      13868.57                    13989.49
  1993/11/30      13890.53                    14013.78
  1993/12/31      13926.40                    14062.38
  1994/01/31      13976.47                    14121.13
  1994/02/28      13953.44                    14104.34
  1994/03/31      13962.85                    14106.99
  1994/04/30      13956.81                    14095.07
  1994/05/31      13994.61                    14125.10
  1994/06/30      14045.82                    14173.70
  1994/07/31      14111.86                    14264.26
  1994/08/31      14152.24                    14313.73
  1994/09/30      14197.19                    14334.50
  1994/10/31      14244.38                    14393.25
  1994/11/30      14250.69                    14388.83
  1994/12/31      14305.90                    14440.52
  1995/01/31      14435.87                    14582.76
  1995/02/28      14513.65                    14713.52
  1995/03/31      14601.26                    14800.55
  1995/04/30      14684.86                    14909.22
  1995/05/31      14787.55                    15040.42
  1995/06/30      14870.51                    15131.86
  1995/07/31      14925.35                    15206.08
  1995/08/31      14994.26                    15278.53
  1995/09/30      15060.70                    15347.00
  1995/10/31      15144.06                    15434.02
  1995/11/30      15240.82                    15524.58
  1995/12/31      15328.03                    15616.03
  1996/01/31      15412.36                    15716.31
  1996/02/29      15432.69                    15736.63
  1996/03/31      15458.25                    15785.66
  1996/04/30      15513.24                    15843.97
  1996/05/31      15567.21                    15906.70
  1996/06/30      15651.30                    15995.49
  1996/07/31      15709.21                    16056.46
  1996/08/31      15773.60                    16135.09
  1996/09/30      15887.69                    16243.32
  1996/10/31      15988.43                    16365.68
  1996/11/30      16069.77                    16451.38
  1996/12/31      16118.53                    16509.70
  1997/01/31      16186.37                    16588.77
  1997/02/28      16259.15                    16648.41
  1997/03/31      16279.52                    16690.82
  1997/04/30      16383.61                    16792.86
  1997/05/31      16477.62                    16896.67
  1997/06/30      16572.61                    16998.72
  1997/07/31      16672.24                    17120.20
  1997/08/31      16721.20                    17178.95
  1997/09/30      16827.26                    17271.72
  1997/10/31      16908.46                    17367.58
  1997/11/30      16955.84                    17427.66
  1997/12/31      17050.24                    17509.39
  1998/01/31      17149.07                    17624.69
  1998/02/28      17191.26                    17669.74
  1998/03/31      17275.21                    17758.54
  1998/04/30      17346.14                    17840.26
  1998/05/31      17420.11                    17918.01
  1998/06/30      17506.08                    18003.27
  1998/07/31      17577.03                    18089.85
  1998/08/31      17724.05                    18235.19
  1998/09/30      17850.99                    18370.81
  1998/10/31      17951.77                    18467.55
  1998/11/30      17973.77                    18471.09
  1998/12/31      18038.34                    18532.49
IMATRL PRASUN   SHR__CHT 19981231 19990111 143433 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $18,038 - an 80.38% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-Year U.S. Treasury Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,532 - an 85.32% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
                  PAST 6 MONTHS ENDED DECEMBER  YEARS ENDED JUNE 30,
                  31,

                  1998                          1998                   1997    1996    1995   1994

Dividend returns  3.25%                         7.08%                  7.62%   6.16%   5.26%  3.17%

Capital returns   -0.21%                        -1.45%                 -1.73%  -0.91%  0.61%  -0.70%

Total returns     3.04%                         5.63%                  5.89%   5.25%   5.87%  2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1998

Dividends per share         5.42(cents)   30.60(cents)   62.85(cents)

Annualized dividend rate    6.72%         6.38%          6.59%

30-day annualized yield     4.42%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.50 over the past one month, $9.52 over the past six months and $9.53 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Robert Duby became Portfolio Manager of The
North Carolina Capital Management Trust: Term Portfolio on December 7,
1998.

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six-month period that ended December 31, 1998, the fund had a total return of 3.04%. That compared to the 3.11% return of the short U.S. government funds average for the same period, according to Lipper Inc. The Lehman Brothers 1-Year U.S. Treasury Index, the make-up of which most closely resembles that of the fund, returned 2.94% over the same six-month period. For the 12 months that ended December 31, 1998, the fund returned 5.80%, while the Lipper average returned 5.83% and the Lehman Brothers index 5.84%.

Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?

A. Nothing beyond the fund's normal monthly sale of one security to keep the fund's duration - or sensitivity to changes in interest rates
- in line with its benchmark index. To that end, I continue to pursue the same strategy employed by the previous manager. Specifically, I use the Lehman Brothers 1-Year U.S. Treasury Index as a representation of the overall market in which the fund invests. The index includes most of the universe of government and government agency bonds with maturities of one year. I manage the fund to have similar overall interest-rate risk to its benchmark index, but, beyond that, the fund can vary significantly from the index. With respect to sector, issuer and structural composition, the fund's holdings reflect Fidelity's research conclusions on the relative value of bonds.

HOW WAS THE PORTFOLIO STRUCTURED DURING THE PERIOD?

A. Over the past six months, the portfolio was invested almost exclusively in U.S. Treasury securities with an average weighted maturity of one year, in order to closely match the Lehman Brothers 1-Year U.S. Treasury Index. The emphasis has been on finding the cheapest and most attractive issues maturing in the nine- to 15-month area.

Q. WHAT'S YOUR OUTLOOK?

A. The outlook - given the strength in domestic demand and recent high levels in the stock market at the end of the period - warrants caution. The next move by the Federal Reserve Board could just as easily be an interest-rate increase instead of a decrease or neutral posture. An interest-rate cut was factored into the yield curve at the end of the period. The thinking at the Federal Reserve at the end of December was that the risk of a potential economic slowdown no longer predominated and that the risk of increased economic growth and resulting inflation deserved equal weight. As always, the portfolio will be positioned to closely match its index.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE ANNUAL REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
(checkmark)

GOAL: seeks to obtain a high level of current income consistent with the preservation of capital

START DATE: March 19, 1987

SIZE: as of December 31, 1998, more than $88 million

MANAGER: Robert Duby, since 1998; joined
Fidelity in 1982

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 97.6%

                                    PRINCIPAL AMOUNT               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
97.6%

U.S. Treasury Notes:

7.125% 9/30/99                      $ 47,000,000                   $ 47,837,996

7.75% 1/31/00                        36,000,000                     37,141,920

TOTAL U.S. GOVERNMENT AND                                           84,979,916
GOVERNMENT AGENCY OBLIGATIONS


CASH EQUIVALENTS - 2.4%

                                   MATURITY AMOUNT

Investments in repurchase          $ 2,113,138                      2,112,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.85%,
dated 12/31/98 due 1/4/99

TOTAL INVESTMENT IN                                               $ 87,091,916
SECURITIES - 100%
(Cost $87,447,309)


INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $87,447,309. Net unrealized depreciation aggregated $355,393, all of which related to depreciated investment securities.

At June 30, 1998, the fund had a capital loss carryforward of approximately $2,104,000 of which $244,000, $450,000 and $1,410,000 will expire on June 30, 2003, 2005 and 2006, respectively.

The fund intends to elect to defer to its fiscal year ending June 30, 1999, approximately $801,000 of losses recognized during the period November 1, 1997 to June 30, 1998.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998 (UNAUDITED)

ASSETS

Investment in securities,                      $ 87,091,916
at value (including
repurchase agreements of
$2,112,000) (cost
$87,447,309) - See
accompanying schedule

Cash                                                   594

Interest receivable                              2,010,405

TOTAL ASSETS                                    89,102,915

LIABILITIES

Distributions payable       $ 186,432

Accrued management fee         25,662

Deferred trustees'             15,827
compensation

TOTAL LIABILITIES                                 227,921

NET ASSETS                                   $ 88,874,994

Net Assets consist of:

Paid in capital                              $ 92,084,872

Undistributed net                                  18,928
investment income

Accumulated undistributed                     (2,873,413)
net realized gain (loss) on
investments

Net unrealized                                  (355,393)
appreciation (depreciation)
on investments

NET ASSETS, for                              $ 88,874,994
9,368,469 shares outstanding

NET ASSET VALUE,                                    $9.49
offering price and
redemption price per share
($88,874,994 (divided by)
9,368,469 shares)

STATEMENT OF OPERATIONS
                                         SIX MONTHS ENDED DECEMBER
                                         31, 1998 (UNAUDITED)

INVESTMENT INCOME                        $ 2,724,659
Interest

EXPENSES

Management fee              $ 139,293

Non-interested trustees'        3,883
compensation

 Total expenses before        143,176
reductions

 Expense reductions              (211)       142,965

NET INVESTMENT INCOME                      2,581,694

REALIZED AND UNREALIZED                       32,066
GAIN (LOSS)
Net realized gain (loss)
on investment securities

Change in net unrealized                    (270,119)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (238,053)

NET INCREASE                              $ 2,343,641
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED JUNE 30, 1998
                                1998 (UNAUDITED)

INCREASE (DECREASE) IN
NET ASSETS

Operations Net investment       $ 2,581,694                    $ 4,921,448
income

 Net realized gain (loss)          32,066                         (1,180,156)

 Change in net unrealized          (270,119)                      201,545
appreciation (depreciation)

NET INCREASE                       2,343,641                      3,942,837
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

Distributions to                   (2,596,216)                    (4,929,033)
shareholders from net
investment income

Share transactions Net              14,166,122                     8,868,073
proceeds from sales of shares

 Reinvestment of                    1,655,759                      3,286,603
distributions

 Cost of shares redeemed            (2,232,487)                    (4,357,338)

 NET INCREASE                       13,589,394                     7,797,338
(DECREASE) IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS

TOTAL INCREASE                      13,336,819                     6,811,142
(DECREASE) IN NET ASSETS

NET ASSETS

 Beginning of period                75,538,175                     68,727,033

 End of period (including         $ 88,874,994                   $ 75,538,175
undistributed net investment
income of $18,928 and
$33,450, respectively)

OTHER INFORMATION
Shares

 Sold                               1,487,988                      926,501

 Issued in reinvestment             173,924                        343,490
of distributions

 Redeemed                           (234,601)                      (454,028)

 Net increase (decrease)            1,427,311                      815,963


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                               1998

                               (UNAUDITED)                    1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value,               $ 9.510                        $ 9.650               $ 9.820  $ 9.910  $ 9.850  $ 9.940
beginning of period

Income from Investment           .304 C                         .660 C                .729 C   .601     .505     .288
Operations Net investment
income

 Net realized and                 (.018)                         (.134)                (.170)   (.093)   .059     (.046)
unrealized gain (loss)

 Total from investment            .286                           .526                  .559     .508     .564     .242
operations

LESS DISTRIBUTIONS

 From net investment              (.306)                         (.666)                (.729)   (.598)   (.504)   (.312)
income

 From net realized gain           -                              -                     -        -        -        (.020)

 Total distributions              (.306)                         (.666)                (.729)   (.598)   (.504)   (.332)

Net asset value, end of         $ 9.490                        $ 9.510               $ 9.650  $ 9.820  $ 9.910  $ 9.850
period

TOTAL RETURN B                    3.04%                          5.63%                 5.89%    5.25%    5.87%    2.47%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period        $ 89                           $ 76                  $ 69     $ 64     $ 70     $ 66
(in millions)

Ratio of expenses to               .35% A                         .36%                  .37%     .38%     .41%     .41%
average net assets

Ratio of expenses to               .35% A                         .35% D                .37%     .38%     .41%     .41%
average net assets after
expense reductions

Ratio of net investment            6.36% A                        6.93%                 7.48%    6.06%    5.12%    3.14%
income to average net assets

Portfolio turnover rate            259% A                         433%                  232%     89%      519%     494%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C NET INVESTEMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE YEAR.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Cash Portfolio and Term Portfolio (the funds) are funds of North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local governments and public authorities of the State of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION.

 CASH PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

  TERM PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME.

 CASH PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

 TERM PORTFOLIO. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

DISTRIBUTIONS TO SHAREHOLDERS.

  CASH PORTFOLIO. Dividends are declared daily and paid monthly from net interest income.

 TERM PORTFOLIO. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

TERM PORTFOLIO. Purchases and sales of securities, other than short-term securities, aggregated $106,265,112 and $93,705,469, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. FMR receives a fee that is based upon a graduated series of rates ranging from .290% to .350% of each fund's average net assets. For the period, the management fees paid to FMR were equivalent to an annualized rate of .32% and .34% for Cash and Term Portfolios, respectively.

SUB-ADVISER FEE. As Cash Portfolio's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to Cash Portfolio's Distribution and Service Plan.

DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, pays a distribution and service fee that is based on a graduated series of rates ranging from
 .14% to .15% of each fund's average net assets. For the period, FMR paid FDC $2,066,555 and $60,398 on behalf of the Cash and Term Portfolios, respectively, all of which FDC paid to Sterling Capital Distributors, Inc., a wholly-owned subsidiary of Sterling Capital Management Company.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of each fund with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, Cash and Term Portfolios' expenses were reduced by $2,631 and $211, respectively, under these arrangements.




TRUSTEES
William L. Byrnes
John David "J.D." Foust *
W. Olin Nisbet III
Helen A. Powers *
Bertram H. Witham *
OFFICERS
William L. Byrnes, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
W. Olin Nisbet III, VICE PRESIDENT
J. Calvin Rivers, Jr., VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT, TERM PORTFOLIO
Boyce I. Greer, VICE PRESIDENT, CASH PORTFOLIO
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
David H. Potel, ASSISTANT SECRETARY
DISTRIBUTION AGENT
Sterling Capital Distributors, Inc.
Charlotte, NC
CUSTODIAN
First Union National Bank of North Carolina
Charlotte, NC
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER FOR CASH PORTFOLIO
Fidelity Investments Money Management, Inc.
Merrimack, NH
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

* Independent Trustees